UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00149

AMERICAN CAPITAL, LTD.
(Name of Registrant)

2 Bethesda Metro Center, 14th Floor
Bethesda, MD 20814
(Address of principal executive offices, zip code)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                  Title of the class of securities of American Capital, Ltd. (the “Company”) to be redeemed:

6.500% Senior Notes Due 2018 (CUSIP Nos: 02503YAG8 (144A) and U02492AA1 (Reg S)) (the “Notes”)).

(2)           Date on which the securities are to be redeemed:

The Notes will be redeemed on September 15, 2016 (the “Redemption Date”).

(3)           Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to Article XI of the Company’s Indenture, dated as of September 20, 2013, between the Company and U.S. Bank National Association, as trustee (the “Trustee”), as amended and supplemented by the Supplemental Indenture, dated September 10, 2014, between AC Corporate Holdings, Inc. and the Trustee (and acknowledged by the Company), and the Second Supplemental Indenture, dated August 10, 2015, between ACE Acquisition Holdings, LLC and the Trustee (and acknowledged by the Company) (collectively, the “Indenture”).

(4)           The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($350,000,000 aggregate principal amount) pursuant to the terms of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 18th day of July, 2016.

AMERICAN CAPITAL, LTD.

By:	/s/ John R. Erickson
	Name:	John R. Erickson
	Title:	President, Structured Finance and Chief Financial Officer